Long term debt - Schedule of Long Term Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 357,854	$ 331,957
Unamortized deferred financing costs	(2,196)	(3,896)
Less: current portion of long-term debt	(16,307)	(18,514)
Long-term portion of debt	341,547	313,443
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	16,300
2022	16,800
2023	237,400
2024	15,100
2025	1,300
Credit Facility
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	220,000	190,000
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	55,000	94,031
Mortgages
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	21,206	21,739
Financing obligations
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	51,118	15,435
Promissory notes
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 12,726	$ 14,648